Income Taxes - Balances (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Income Tax [Line Items]
Income taxes receivable	$ 12	$ 2
Federal
Income Tax [Line Items]
Income taxes receivable	6
Income taxes payable		(17)
State
Income Tax [Line Items]
Income taxes receivable	$ 6	$ 2